Dividends paid (Tables)	12 Months Ended
Dec. 31, 2024
Dividends paid
Schedule of dividend paid

	2024	2023
	US$’000	US$’000
Final dividend paid in respect of FY 2023 of US$0.90 (2023: in respect of FY 2022 of US$0.52) per share	118,387	68,731
Interim dividend paid in respect of Q1 2024 of US$1.00 (2023: in respect of Q1 2023 of US$0.95) per share	131,752	125,734
Interim dividend paid in respect of Q2 2024 of US$0.58 (2023: in respect of Q2 2023 of US$0.81) per share	76,709	106,127
Interim dividend paid in respect of Q3 2024 of US$0.42 (2023: in respect of Q3 2023 of US$0.80) per share	61,613	104,901
	388,461	405,493